UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number      811-04923

Longleaf Partners Funds Trust

(Exact name of registrant as specified in charter)

c/o Southeastern Asset Management, Inc.
6410 Poplar Avenue, Suite 900, Memphis, TN 38119

(Address of principal executive offices)          (Zip code)

Andrew R. McCarroll, Esq.
Southeastern Asset Management, Inc.
6410 Poplar Avenue, Suite 900, Memphis, TN 38119

(Name and address of agent for service)

Registrant’s telephone number, including area code:          (901) 761-2474

Date of fiscal year end:          December 31

Date of reporting period:          March 31, 2011

Item 1. — Schedule of Investments

Longleaf Partners Fund
Schedule of Investments
March 31, 2011
(Unaudited)

Common Stock

	Share Quantity	Market Value	% of Net Assets

Aerospace & Defense

Lockheed Martin Corporation	784,117	$63,043,007	0.7%

Air Freight & Logistics

FedEx Corporation	3,669,629	343,293,793	3.7

Capital Markets

The Bank of New York Mellon Corporation	14,264,329	426,075,507	4.6

Computers & Peripherals

Dell Inc.*(c)	33,804,000	490,496,040	5.3

Construction Materials

Cemex S.A.B. de C.V. ADS*	41,200,307	367,918,741	3.9
Vulcan Materials Company	5,376,856	245,184,634	2.6

		613,103,375	6.5

Diversified Telecommunication Services

Level(3) Communications, Inc.*(a)	142,006,754	208,749,928	2.2

Food Products

Campbell Soup Company	9,594,179	317,663,267	3.4

Hotels, Restaurants & Leisure

Yum! Brands, Inc.	8,170,483	419,799,417	4.5

Industrial Conglomerates

Koninklijke Philips Electronics N.V.	3,121,000	99,762,131	1.0
Koninklijke Philips Electronics N.V. ADR	3,406,731	109,594,536	1.2

		209,356,667	2.2

Insurance

Aon Corporation	10,442,812	553,051,323	5.9
Loews Corporation	9,673,803	416,844,171	4.5
NKSJ Holdings, Inc.	56,402,000	368,192,907	3.9
The Travelers Companies, Inc.	7,588,400	451,358,032	4.8
Willis Group Holdings Public Limited Company	2,800,000	113,008,000	1.2

		1,902,454,433	20.3

Internet & Catalog Retail

Liberty Media Holding Corporation — Interactive Series A*	24,460,224	392,341,993	4.2

Media

DIRECTV — Class A*	14,464,000	676,915,200	7.3
News Corporation — Class A	27,988,000	491,469,280	5.3
The Walt Disney Company	8,563,000	368,979,670	4.0

		1,537,364,150	16.6

Oil, Gas & Consumable Fuels

Chesapeake Energy Corporation	25,596,576	857,997,228	9.2
Pioneer Natural Resources Company	2,694,000	274,572,480	2.9

		1,132,569,708	12.1

	Share Quantity	Market Value	% of Net Assets

Pharmaceuticals

Abbott Laboratories	1,316,960	$64,596,888	0.7%

Wireless Telecommunication Services

Telephone and Data Systems, Inc. — Special	5,625,025	166,050,738	1.8

Total Common Stocks (Cost $6,551,392,266)		8,286,958,911	88.8

Corporate Bonds

	Principal Amount

Diversified Telecommunication Services

Level(3) Communications, Inc., 15% Convertible Senior Notes due 1/15/13(a)(b) (Cost $100,062,000)	100,062,000	131,956,763	1.4

Options Purchased

	Share Equivalents

Computers & Peripherals

Dell Inc. Call, 12/14/15, with Deutsche Bank, Strike Price $7	12,500,000	112,625,000	1.2
Dell Inc. Call, 12/14/15, with Morgan Stanley, Strike Price $7	12,500,000	111,500,000	1.2

		224,125,000	2.4

Household Products

Colgate-Palmolive Company Call, 1/29/16, with J.P. Morgan, Strike Price $80	5,100,000	68,238,000	0.7

Total Options Purchased (Cost $274,350,086)		292,363,000	3.1

Short-Term Obligations

	Principal Amount

Repurchase Agreement with State Street Bank, 0.01% due 4/1/11, Repurchase price $411,064,114 (Collateral: $414,890,000 U.S. Treasury Bond, 4.48% due 8/15/39, Value $419,288,052)	411,064,000	411,064,000	4.4
U.S. Treasury Bill, 0.02%, due 4/14/11	250,000,000	249,997,250	2.7

Total Short-Term Obligations (Cost $661,063,097)		661,061,250	7.1

Total Investments (Cost $7,586,867,449)		9,372,339,924	100.4

Other Assets and Liabilities, Net		(35,091,448)	(0.4)

Net Assets		$9,337,248,476	100.0%

Net asset value per share		$30.73

*	Non-income producing security.

(a)	Affiliated issuer, as defined under Section 2(a)(3) of the Investment Company Act of 1940 (ownership of 5% or more of the outstanding voting securities of the issuer).

(b)	Illiquid.

(c)	A portion designated as collateral for option contracts.

See footnotes on page 8.

Options Written

	Share Equivalents	Market Value	Unrealized Gain

Colgate-Palmolive Company Put, 1/29/16, with J.P. Morgan, Strike Price $65	(5,100,000)	(40,137,000)	3,449,993

Longleaf Partners Small-Cap Fund

Schedule of Investments
March 31, 2011
(Unaudited)

Common Stock

	Share Quantity	Market Value	Net Assets

Construction Materials

Martin Marietta Materials, Inc.	1,478,000	$132,532,260	4.0%
Texas Industries, Inc.(a)	4,390,320	198,574,174	6.1

		331,106,434	10.1

Containers & Packaging

Sealed Air Corporation	2,923,959	77,952,747	2.4

Diversified Consumer Services

Service Corporation International(a)	17,451,523	193,013,844	5.9

Diversified Telecommunication Services

Level(3) Communications, Inc.*	72,882,000	107,136,540	3.3
tw telecom inc.*(a)	12,696,830	243,779,136	7.4

		350,915,676	10.7

Food & Staples Retailing

Ruddick Corporation(a)	2,519,000	97,208,210	3.0

Health Care Equipment & Supplies

Olympus Corporation	3,408,000	94,807,790	2.9

Hotels, Restaurants & Leisure

DineEquity, Inc.*(a)	2,978,100	163,735,938	5.0
Vail Resorts, Inc.*(a)	2,134,100	104,058,716	3.2
Wendy’s/Arby’s Group, Inc.(a)	29,705,000	149,416,150	4.6

		417,210,804	12.8

Insurance

Everest Re Group, Ltd.	1,335,000	117,720,300	3.6
Fairfax Financial Holdings Limited	480,000	181,454,358	5.5
Markel Corporation*	351,642	145,738,027	4.4
Willis Group Holdings Public Limited Company	3,398,000	137,143,280	4.2

		582,055,965	17.7

Internet & Catalog Retail

Expedia, Inc.	4,216,297	95,541,290	2.9

Media

The Washington Post Company — Class B	289,000	126,454,840	3.9

Metals & Mining

Worthington Industries, Inc.(a)	6,581,000	137,674,520	4.2

Multiline Retail

Dillard’s, Inc. — Class A(a)	3,679,180	147,608,702	4.5

Oil, Gas & Consumable Fuels

Pioneer Natural Resources Company	935,000	95,295,200	2.9

Common Stock

	Share Quantity	Market Value	Net Assets

Real Estate Investment Trusts

Potlatch Corporation(a)	2,688,952	$108,095,870	3.3%

Software

Fair Isaac Corporation(a)	5,460,880	172,618,417	5.3

Total Common Stocks (Cost $2,703,035,296)		3,027,560,309	92.5

Short-Term Obligations

	Principal Amount

Repurchase Agreement with State Street Bank, 0.01% due 4/1/11, Repurchase price $128,607,036 (Collateral: $129,805,000 U.S. Treasury Bond, 4.48% due 8/15/39, Value $131,181,001)	128,607,000	128,607,000	3.9
U.S. Treasury Bill, 0.02%, due 4/14/11	100,000,000	99,998,900	3.1

Total Short-Term Obligations (Cost $228,606,639)		228,605,900	7.0

Total Investments (Cost $2,703,035,296)		3,256,166,209	99.5

Other Assets and Liabilities, Net		15,426,584	0.5

Net Assets		$3,271,592,793	100.0%

Net asset value per share		$29.08

*	Non-income producing security.

(a)	Affiliated issuer, as defined under Section 2(a)(3) of the Investment Company Act of 1940 (ownership of 5% or more of the outstanding voting securities of the issuer).

See footnotes on page 8.

Longleaf Partners International Fund
Schedule of Investments
March 31, 2011
(Unaudited)

Common Stock

	Share Quantity	Market Value	% of Net Assets

Beverages

C&C Group plc	15,160,272	$68,129,053	3.0%
Diageo plc	2,962,000	56,307,255	2.5

		124,436,308	5.5

Commercial Banks

Seven Bank, Ltd.	45,148	90,914,763	4.0

Commercial Services & Supplies

Edenred S.A.	3,064,500	92,483,954	4.1

Computers & Peripherals

Dell Inc.*	6,476,800	93,978,368	4.2

Construction & Engineering

ACS, Actividades de Construccion Y Servicios, S.A.	4,734,500	221,956,946	9.8
Ferrovial S.A.	3,845,428	48,229,979	2.1
Hochtief AG	677,500	72,875,273	3.2

		343,062,198	15.1

Construction Materials

Cemex S.A.B. de C.V. ADS*	9,989,200	89,203,556	4.0

Food & Staples Retailing

Carrefour S.A.	2,391,000	105,857,034	4.7

Health Care Equipment & Supplies

Olympus Corporation(a)	3,218,500	89,536,054	4.0

Hotels, Restaurants & Leisure

Accor S.A.	2,556,228	114,856,734	5.1
Yum! Brands, Inc.(a)	2,130,000	109,439,400	4.8

		224,296,134	9.9

Insurance

Fairfax Financial Holdings Limited	444,000	167,845,281	7.4
NKSJ Holdings, Inc.	26,260,600	171,429,500	7.6
Willis Group Holdings Public Limited Company	2,785,000	112,402,600	5.0

		451,677,381	20.0

Oil, Gas & Consumable Fuels

HRT Participacoes em Petroleo S.A.*	153,311	160,198,797	7.1

Real Estate Management & Development

Cheung Kong Holdings Limited	6,964,000	113,521,826	5.0

Specialty Retail

Nitori Holdings Co., Ltd.	564,650	49,622,403	2.2

Common Stock

	Share Quantity	Market Value	% of Net Assets

Wireless Telecommunication Services

Vodafone Group plc	8,901,000	$25,202,548	1.1%
Vodafone Group plc ADR	1,681,235	48,335,506	2.1

		73,538,054	3.2

Total Common Stocks (Cost $1,686,036,756)		2,102,326,830	93.0

Corporate Bonds

	Principal Amount

Software

Shanda Interactive Entertainment Limited, 2% Convertible
Senior Notes due 9/15/11 (Cost $26,193,929)	21,103,000	25,376,358	1.1

Options Purchased

	Share Equivalents

Household Products

Colgate-Palmolive Company Call, 1/29/16, with J.P. Morgan, Strike Price $80 (Cost $14,469,409)	1,200,000	16,056,000	0.7

Short-Term Obligations

	Principal Amount

Repurchase Agreement with State Street Bank, 0.01% due 4/1/11, Repurchase price $90,651,025 (Collateral: $91,495,000 U.S. Treasury Bond, 4.48% due 8/15/39, Value $92,464,895)	90,651,000	90,651,000	4.0
U.S. Treasury Bill, 0.02%, due 4/14/11	25,000,000	24,999,725	1.1

Total Short-Term Obligations (Cost $115,650,910)		115,650,725	5.1

Total Investments (Cost $1,842,351,004)		2,259,409,913	99.9

Other Assets and Liabilities, Net		1,041,455	0.1

Net Assets		$2,260,451,368	100.0%

Net asset value per share		$15.78

*	Non-income producing security.
(a)	A portion designated as collateral for forward and option contracts.
See footnotes on page 8.

Options Written

	Share Equivalents	Market Value	Unrealized Gain

Colgate-Palmolive Company Put, 1/29/16, with J.P. Morgan, Strike Price $65	1,200,000	(9,444,000)	809,349

Longleaf Partners Funds Trust
Notes to Schedules of Investments
March 31, 2011
(Unaudited)

1. Organization, Significant Accounting Policies, and other investment related disclosures are hereby incorporated by reference from the December 31, 2010 Annual Report previously filed with the Securities and Exchange Commission on Form N-CSR.

2. Unrealized Appreciation (Depreciation) and Tax Cost

The net unrealized appreciation and federal tax cost of investments held by each fund as of the period end were as follows:

	Partners Fund	Small-Cap Fund	International Fund
Unrealized Appreciation	$2,421,236,682	$766,848,143	$531,382,261
Unrealized Depreciation	(635,764,207)	(213,717,230)	(114,323,352)

Net Unrealized Appreciation	$1,785,472,475	$553,130,913	$417,058,909

Cost for Federal Income Tax Purposes	$7,843,078,943	$2,704,953,997	$1,893,366,323

3. Investments in Affiliates

Under Section 2(a)(3) of the Investment Company Act of 1940, a portfolio company is defined as “affiliated” if a Fund owns five percent or more of its voting stock. Each Fund held at least five percent of the outstanding voting stock of the following companies during the period ended March 31, 2011.

	Shares(a) at	Market Value
	March 31, 2011	March 31, 2011	December 31, 2010
Partners Fund
Level 3 Communications, Inc.*	142,006,754	$208,749,928	$139,166,619
Level 3 Communications, Inc.
15% Convertible Senior Notes due 1-15-13	100,062,000 (b)	131,956,763	112,569,750
		340,706,691	251,736,369

Small-Cap Fund
Dillards, Inc.	3,679,180	147,608,702	249,476,481
DineEquity, Inc.*	2,978,100	163,735,938	147,058,578
Fair Isaac Corporation	5,460,880	172,618,417	152,362,842
Potlach Corporation	2,688,952	108,095,870	87,525,388
Ruddick Corporation	2,519,000	97,208,210	92,799,960
Service Corporation International	17,451,523	193,013,844	132,726,000
Texas Industries, Inc.	4,390,320	198,574,174	200,988,850
tw telecom, inc*	12,696,830	243,779,136	216,480,951
Vail Resorts, Inc.*	2,134,100	104,058,716	111,058,564
Wendy’s/ Arby’s Group Inc.	29,705,000	149,416,150	137,237,100
Worthington Industries, Inc.	6,581,000	137,674,520	121,090,400
		$1,715,783,677	$1,648,805,114

Purchases, sales and dividend income for these affiliates for the period ended March 31, 2011 were as follows:

	Purchases	Sales	Dividend or Interest Income(c)
Partners Fund
Level 3 Communications, Inc.*	$–	$–	$–
Level 3 Communications, Inc. 15% Convertible Senior Notes due 1-15-13	–	–	3,722,130	(d)

	–	–	$3,722,000

Small-Cap Fund
Dillards, Inc.	–	122,990,930	147,167
DineEquity, Inc.*	–	–	–
Fair Isaac Corporation	–	30,944,890	130,392
Potlach Corporation	–	–	1,371,366
Ruddick Corporation	–	–	327,470
Service Corporation International	11,577,613	–	643,520
Texas Industries, Inc.	–	–	329,274
tw telecom, inc.*	–	–	–
Vail Resorts, Inc.*	–	–	–
Wendy’s/Arby’s Group Inc.	–	–	594,100
Worthington Industries, Inc.	–	–	658,100

	$11,577,613	$153,935,820	$4,201,389

       *   Non-income producing.

      (a)   Common stock unless otherwise noted.
      (b)   Principal amount.
      (c)   Dividend income unless otherwise noted.
      (d)   Interest income.

4. Fair Value for Financial Reporting
Statement of Financial Accounting Standards No. 157 (“FAS 157”) establishes a single definition of fair value for financial reporting, creates a three-tier framework for measuring fair value based on inputs used to value the Funds’ investments, and requires additional disclosure about the use of fair value measurements. The hierarchy of inputs is summarized below.
       Level 1 — quoted prices in active markets for identical investments
       Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
       Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

Observable inputs are those based on market data obtained from sources independent of the Funds’, and unobservable inputs reflect the Funds’ own assumptions based on the best information available. The input levels are not necessarily an indication of risk or liquidity associated with investing in those securities.

A summary of the inputs used in valuing the Funds’ net assets as of March 31, 2011 follows:

	Level 1	Level 2	Level 3	Total Value
Partners Fund
Common Stocks	$8,286,958,911	$–	$–	$8,286,958,911
Short-Term Obligations	661,061,250	–	–	661,061,250
Corporate Bonds	–	131,956,763	–	131,956,763
Options Purchased	–	292,363,000	–	292,363,000
Options Written	–	(40,137,000)	–	(40,137,000)

Total	8,948,020,161	384,182,763	–	9,332,202,924

Small-Cap Fund
Common Stocks	3,027,560,309	–	–	3,027,560,309
Short-Term Obligations	228,605,900	–	–	228,605,900

Total	3,256,166,209	–	–	3,256,166,209

International Fund
Common Stocks	2,102,326,830	–	–	2,102,326,830
Short-Term Obligations	115,650,725	–	–	115,650,725
Corporate Bonds	–	25,376,358	–	25,376,358
Options Purchased	–	16,056,000	–	16,056,000
Options Written	–	(9,444,000)	–	(9,444,000)
Forward Currency Contracts	1,353,058	–	–	1,353,058

Total	$2,219,330,613	$31,988,358	$–	$2,251,318,971

5. Derivatives Instruments
In 2011, the Funds invested in three types of derivatives instruments: purchased call options, written put options and forward currency contacts.
The Partners Fund held purchased call options on Dell, Inc. In 2010, the Fund sold a portion of the underlying equity position to pay for the very in-the-money options with extended maturities, securing significant additional exposure to the stock at very low implied long-term interest rates. The maximum loss exposure is limited to the premium paid for the options. At March 31, 2011, the market value of the calls represented 2.4% of the Partner’s Fund’s Net Assets.
In 2011, both the Partners and International Funds executed long-term maturity put and call options on Colgate-Palmolive, effectively creating a long position in five years if the stock sells below $65 (written put) or above $80 (purchased call.) The options can be closed out prior to maturity. At March 31, 2011, the market value of the net put/call position represented 0.3% of both the Partners and International Funds’ Net Assets.
In 2011, the International Fund executed limited currency hedges related to specific holdings. At March 31, 2011, less than 0.1% of the International Fund’s Net Assets were held in currency hedges.
Please see the Funds’ Annual Report dated December 31, 2010 for additional disclosure regarding the risks associated with forward currency contracts and options.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are effective and provide reasonable assurance that information required to be disclosed by the investment company in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) At the date of filing this Form N-Q, the registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Longleaf Partners Funds Trust

By	/s/ O. Mason Hawkins
O. Mason Hawkins
Trustee

Date	May 20, 2011

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ O. Mason Hawkins
O. Mason Hawkins
Chairman and CEO, Southeastern Asset Management, Inc. Functioning as principal executive officer under agreements with Longleaf Partners Funds Trust and its separate series.

Date	May 20, 2011

By	/s/ Julie M. Bishop
Julie M. Bishop
Vice President and CFO-Mutual Funds, Southeastern Asset Management, Inc. Functioning as principal financial officer under agreements with Longleaf Partners Funds Trust and its separate series.

Date	May 20, 2011